Property, Plant, and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant, and Equipment
Property, Plant, and Equipment

(6) Property, Plant, and Equipment

        A summary of costs for property, plant, and equipment is as follows:

	March 31, 2013	December 31, 2012
	(in thousands)
Land and improvements	$23,974	$23,962
Buildings	37,023	36,680
Machinery and equipment	1,697,389	1,685,616
Automotive equipment	15,262	14,327
Furniture and fixtures	6,279	6,168
Leasehold improvements	774	774
Construction in progress	55,972	46,039

	1,836,673	1,813,566
Accumulated depreciation	489,773	461,975

	$1,346,900	$1,351,591

        Capitalized interest recognized as a reduction in interest expense for the three months ended March 31, 2013 and 2012 totaled approximately $0.4 million and $0.7 million, respectively. Land, buildings and equipment that are under a capital lease obligation had an original carrying value of approximately $24.8 million as of March 31, 2013 and December 31, 2012. Amortization of assets held under capital leases is included in depreciation expense.

(8)   Property, Plant, and Equipment

        A summary of costs for property, plant, and equipment is as follows:

	December 31,
	2012	2011
	(in thousands)
Land and improvements	$23,962	$19,193
Buildings	36,680	33,887
Machinery and equipment	1,685,616	1,570,191
Automotive equipment	14,327	9,603
Furniture and fixtures	6,168	5,713
Leasehold improvements	774	413
Construction in progress	46,039	39,781

	1,813,566	1,678,781
Accumulated depreciation	461,975	357,994

	$1,351,591	$1,320,787

        Capitalized interest recognized as a reduction in interest expense for the years ended December 31, 2012, 2011 and 2010 totaled approximately $3.0 million, $1.1 million and $1.8 million, respectively. Land, building and equipment that are under a capital lease obligation had an original carrying value of approximately $24.8 million, $24.8 million and $0 for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization of assets held under capital leases is included in depreciation expense.